Condensed financial statements of the parent company only (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Balance Sheets
(In thousands of US dollars)
	As at
	December 31, 2023	December 31, 2022
Assets
Cash and demand deposits with banks - Non-interest-bearing	40,436	38,835
Demand deposits with banks - Interest-bearing	64,273	142,213
Cash equivalents - Interest-bearing	265,775	723,323
Cash and cash equivalents	370,484	904,371
Securities purchased under agreements to resell	187,274	59,871
Short-term investments	599,156	80,315
Investments (none of the investment securities are intrinsically tax-exempt)
Equity securities	—	236
Available-for-sale (amortized cost: $853,864 (2022: 944,746))	786,903	853,749
Held-to-maturity (fair value: $1,148,103 (2022: $1,238,333))	1,309,659	1,421,556
Total investment in securities	2,096,562	2,275,541
Net assets of subsidiaries - Banks	597,724	480,297
Net assets of subsidiaries - Non-banks	52,265	1,563
Loans to third parties, net of allowance for credit losses	1,716,803	1,839,622
Loans to subsidiaries - Non-banks	34,541	58,056
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	229,234	242,796
Total assets	5,884,043	5,942,432

Liabilities
Deposits
Non-interest bearing	1,610,269	1,811,455
Interest bearing	3,008,750	2,936,307
Total deposits	4,619,019	4,747,762
Employee benefit plans	88,682	91,983
Other liabilities, including accrued interest and payables to subsidiaries	74,255	65,583
Total other liabilities	162,937	157,566
Long-term debt	98,490	172,289
Total liabilities	4,880,446	5,077,617

Total shareholders’ equity	1,003,597	864,815
Total liabilities and shareholders’ equity	5,884,043	5,942,432

Condensed Income Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Operations
(In thousands of US dollars)
	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Non-interest income
Banking	26,242	26,116	24,465
Foreign exchange revenue	11,253	11,858	9,660
Custody and other administration services	6,830	6,869	7,693
Other non-interest income	1,345	1,269	3,372
Dividends from subsidiaries - Banks	100,000	72,268	82,327
Dividends from subsidiaries - Non-banks	22,973	21,318	22,656
Total non-interest income	168,643	139,698	150,173
Interest income
Interest and fees on loans	129,626	118,829	116,031
Investments (none of the investment securities are intrinsically tax-exempt)	50,219	49,790	44,663
Cash and cash equivalents, securities purchased under agreements to resell and short-term investments	43,690	14,499	2,056
Total interest income	223,535	183,118	162,750
Interest expense
Deposits	34,064	10,834	6,405
Long-term debt	8,091	9,601	9,601
Securities sold under agreement to repurchase	66	22	—
Total interest expense	42,221	20,457	16,006
Net interest income before provision for credit losses	181,314	162,661	146,744
Provision for credit (losses) recoveries	(4,755)	(1,226)	2,206
Net interest income after provision for credit losses	176,559	161,435	148,950
Net gains (losses) on equity securities	46	14	85
Net gains (losses) on other real estate owned	(40)	9	(84)
Net other gains (losses)	4,005	—	850
Total other gains (losses)	4,011	23	851
Total net revenue	349,213	301,156	299,974
Non-interest expense
Salaries and other employee benefits	68,779	65,789	62,405
Technology and communications	32,241	29,551	35,675
Professional and outside services	32,959	29,744	27,726
Property	10,831	10,232	9,586
Indirect taxes	15,269	15,714	15,906
Non-service employee benefits expense	5,645	4,845	4,493
Marketing	3,194	3,629	2,497
Amortization of intangible assets	169	169	169
Other expenses	10,049	9,613	9,502
Total non-interest expense	179,136	169,286	167,959
Net income before equity in undistributed earnings of subsidiaries	170,077	131,870	132,015
Equity in undistributed earnings of subsidiaries	55,415	82,150	30,653
Net income	225,492	214,020	162,668
Other comprehensive income, net of tax	67,254	(252,535)	(75,237)
Total comprehensive income	292,746	(38,515)	87,431

Condensed Cash Flow Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Cash flows from operating activities
Net income	225,492	214,020	162,668
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	14,792	14,922	28,617
Provision for credit losses (recoveries)	4,755	1,226	(2,206)
Share-based payments and settlements	20,812	17,077	15,151
Net change in equity securities at fair value	236	(14)	7,096
Net (gains) losses on other real estate owned	40	(9)	84
(Increase) decrease in carrying value of equity method investments	313	120	31
Dividends received from equity method investments	5,096	12	291
Equity in undistributed earnings of subsidiaries	(55,415)	(82,150)	(30,653)
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	10,626	(25,888)	10,665
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	10,955	15,386	(14,597)
Cash provided by (used in) operating activities	237,702	154,702	177,147

Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	(127,403)	36,236	100,932
Short-term investments other than restricted cash: proceeds from maturities and sales	357,451	821,645	163,396
Short-term investments other than restricted cash: purchases	(869,466)	(666,837)	(391,996)
Available-for-sale investments: proceeds from sale	—	—	367
Available-for-sale investments: proceeds from maturities and pay downs	131,261	112,274	299,367
Available-for-sale investments: purchases	(41,426)	(44,504)	(669,391)
Held-to-maturity investments: proceeds from maturities and pay downs	112,348	158,665	269,311
Held-to-maturity investments: purchases	—	(203,867)	(316,820)
Net (increase) decrease in loans to third parties	117,772	125,215	60,395
Net (increase) decrease in loans to bank subsidiaries	—	13,534	135
Net (increase) decrease in loans to non-bank subsidiaries	23,515	3,845	(3,386)
Additions to premises, equipment and computer software	(13,267)	(20,567)	(10,372)
Proceeds from sale of other real estate owned	646	730	314
Injection of capital in subsidiary	(58,477)	(6,083)	(1,465)
Cash provided by (used in) investing activities	(367,046)	330,286	(499,213)

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Cash flows from financing activities
Net increase (decrease) in deposits	(147,941)	(265,270)	(192,756)
Repayment of long-term debt	(75,000)	—	—
Common shares repurchased	(88,590)	(3,897)	(19,754)
Cash dividends paid on common shares	(86,186)	(87,343)	(87,285)
Cash provided by (used in) financing activities	(397,717)	(356,510)	(299,795)
Net increase (decrease) in cash, cash equivalents and restricted cash	(527,061)	128,478	(621,861)
Cash, cash equivalents and restricted cash: beginning of year	910,893	782,415	1,404,276
Cash, cash equivalents and restricted cash: end of year	383,832	910,893	782,415

Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	370,484	904,371	768,325
Restricted cash included in short-term investments on the consolidated balance sheets	13,348	6,522	14,090
Total cash, cash equivalents and restricted cash at end of year	383,832	910,893	782,415

Supplemental disclosure of cash flow information
Cash interest paid	39,412	18,680	15,156

Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	336	830	307
Transfer of available-for-sale investments to held-to-maturity investments	—	364,983	—
Initial recognition of right-of-use assets and operating lease liabilities	—	—	536